UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   JANUARY 26, 2007


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   67

Form 13F Information Table Entry Total:       $225,439,000.00


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1884    24174 SH       Sole                                      24174
AT&T Inc.                      COM              00206r102     2228    62324 SH       Sole                                      62324
Abbott Labs                    COM              002824100     4696    96406 SH       Sole                                      96406
Amgen Inc                      COM              031162100      730    10689 SH       Sole                                      10689
Anglogold Ashanti Ltd (4/04 na COM              035128206     3445    73150 SH       Sole                                      73150
Assoc Banc-Corp                COM              045487105      365    10457 SH       Sole                                      10457
BHP Billiton LTD               COM              088606108     5005   125900 SH       Sole                                     125900
BP PLC                         COM              055622104     7598   113239 SH       Sole                                     113239
Baker Hughes Inc               COM              057224107     5346    71605 SH       Sole                                      71605
Bank of Hawaii Corp fmly Pacif COM              062540109      281     5200 SH       Sole                                       5200
Baxter Intl Inc                COM              071813109      223     4800 SH       Sole                                       4800
BellSouth Corp                 COM              079860102      443     9400 SH       Sole                                       9400
CVS Corp                       COM              126650100      924    29900 SH       Sole                                      29900
Caterpillar Inc                COM              149123101     4266    69566 SH       Sole                                      69566
Chevron Corp                   COM              166764100     6429    87430 SH       Sole                                      87430
Cisco Systems                  COM              17275R102      248     9070 SH       Sole                                       9070
Citigroup Inc                  COM              172967101     1025    18400 SH       Sole                                      18400
ConocoPhillips                 COM              20825c104     9056   125870 SH       Sole                                     125870
Developers Diversified Rlty    COM              251591103     1936    30750 SH       Sole                                      30750
Dominion Resources             COM              25746u109     4774    56944 SH       Sole                                      56944
Duke Realty Corp               COM              264411505     2062    50406 SH       Sole                                      50406
Emerson Elec                   COM              291011104      212     4800 SH       Sole                                       4800
Enbridge Energy Prtners LP     COM              29250r106     1516    30685 SH       Sole                                      30685
Encana Corp                    COM              292505104     3890    84661 SH       Sole                                      84661
Exxon Mobil Corp               COM              30231g102     8821   115105 SH       Sole                                     115105
First American Bankshares      COM                             886     1600 SH       Sole                                       1600
General Dynamics               COM              369550108     4441    59735 SH       Sole                                      59735
General Electric               COM              369604103    10288   276476 SH       Sole                                     276476
Goldcorp Inc                   COM              380956409     3757   132090 SH       Sole                                     132090
Gulf Keystone Petro            COM              g4209g100       17    15000 SH       Sole                                      15000
HSBC Holdings PLC              COM              404280406     1950    21280 SH       Sole                                      21280
Health Care Realty Tr.         COM              421946104     1870    47287 SH       Sole                                      47287
IBM Corp                       COM              459200101     1331    13698 SH       Sole                                      13698
Illinois Tool Works            COM              452308109     1584    34300 SH       Sole                                      34300
J.P. Morgan Chase & Co         COM              46625h100      715    14804 SH       Sole                                      14804
Johnson&Johnson                COM              478160104     7450   112847 SH       Sole                                     112847
Kellogg Co                     COM              487836108     2714    54221 SH       Sole                                      54221
Kimberly Clark                 COM              494368103      437     6438 SH       Sole                                       6438
Liberty Property               COM              531172104     5837   118780 SH       Sole                                     118780
Lockheed Martin Corp.          COM              539830109     5655    61423 SH       Sole                                      61423
Marshall & Ilsley              COM              571834100     4959   103076 SH       Sole                                     103076
McDonald's Corp                COM              580135101      421     9496 SH       Sole                                       9496
McGraw-Hill                    COM              580645109      817    12008 SH       Sole                                      12008
Microsoft Corp                 COM              594918104     3059   102447 SH       Sole                                     102447
Newmont Mining Corp            COM              802176107     4639   102739 SH       Sole                                     102739
Novartis Ag Adr                COM              66987v109      615    10705 SH       Sole                                      10705
Oneok Partners,L.P.5/06 Frmly  COM              68268n103     5329    84140 SH       Sole                                      84140
Oshkosh Truck Corp             COM              688239201      566    11690 SH       Sole                                      11690
Pepsico, Inc.                  COM              713448108     5179    82804 SH       Sole                                      82804
Petro Canada                   COM              71644e102     1364    33240 SH       Sole                                      33240
Pfizer Inc                     COM              717081103     4761   183814 SH       Sole                                     183814
Plum Creek Timber Co. Inc.     COM              729251108     4906   123112 SH       Sole                                     123112
Procter & Gamble               COM              742718109     6319    98327 SH       Sole                                      98327
Raytheon Co Com New            COM              755111507     3276    62045 SH       Sole                                      62045
Schlumberger                   COM              806857108     8637   136747 SH       Sole                                     136747
Suncor Energy Inc              COM              867229106     9902   125490 SH       Sole                                     125490
Sysco Corp                     COM              871829107     6516   177271 SH       Sole                                     177271
U.S. Bancorp                   COM              902973304     4657   128669 SH       Sole                                     128669
Union Pacific                  COM              907818108      879     9550 SH       Sole                                       9550
United Parcel SVC Inc          COM              911312106     2952    39370 SH       Sole                                      39370
Verizon Comm.                  COM              92343v104     4183   112335 SH       Sole                                     112335
Vodafone Group PLC             COM              92857w209      319    11474 SH       Sole                                      11474
Walgreen Co                    COM              931422109     6431   140137 SH       Sole                                     140137
Wells Fargo                    COM              949746101     3648   102578 SH       Sole                                     102578
Wisconsin Energy               COM              976657106      301     6350 SH       Sole                                       6350
Wyeth                          COM              983024100     4231    83100 SH       Sole                                      83100
Oil Svc Holders                                 678002106      237 1700.000 SH       Sole                                   1700.000

											FORM 13F INFORMATION TABLE